LONG-TERM DEBT (Details) $ / shares in Units, ¥ in Millions				12 Months Ended
	Jul. 01, 2021	Sep. 19, 2016 USD ($) $ / shares	Jun. 18, 2015 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 13, 2020 USD ($) $ / shares	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Sep. 12, 2016 USD ($) $ / shares	Dec. 10, 2015 USD ($) $ / shares	May 26, 2015 USD ($) $ / shares	Aug. 07, 2014 $ / shares
LONG-TERM DEBT
Senior notes				¥ 6,644.0		¥ 17,797.0
Securitization debt				628.0		147.0
Total				11,093.0		22,718.0		$ 1,741,000,000
Fair value of long-term debt, based on Level 2 inputs				11,100.0
Long-term Debt				6.6
Short-term Debt				¥ 10.3
Minimum | Securitization Debt [Member]
LONG-TERM DEBT
Period of time between instrument				3 years	3 years
Interest rate during period				3.90%				3.90%
Maximum | Securitization Debt [Member]
LONG-TERM DEBT
Period of time between instrument				4 years	4 years
Interest rate during period				6.00%				6.00%
Long-term Loans from Commercial Banks
LONG-TERM DEBT
Weighted average interest rate (as a percent)				1.27%				1.27%
Aggregate principal amount				¥ 16,900.0				$ 2,700,000,000
Aggregate principal amount collateralized by short-term investments, long-term investments and properties				14,000.0				2,000,000
2025 Notes
LONG-TERM DEBT
Senior notes				30.0		31.0
Interest rate (as a percent)			1.99%
Aggregate principal amount			$ 400,000,000									¥ 2,800.0	$ 395,000,000
Debt issuance costs | $			6,800,000
Long-term Debt				30.0
2025 Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion | $			$ 1,000
Initial conversion rate			9.3555
Initial conversion price (in dollars per share) | $ / shares			$ 106.89
2022 Notes
LONG-TERM DEBT
Senior notes				0.0		331.0
Interest rate (as a percent)		1.25%
Aggregate principal amount | $		$ 975,000,000
Early Redemption For Cash															¥ 6,600.0	$ 924,000,000
Debt issuance costs | $		19,000,000
Short-term Debt				324.0
2022 Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion | $		$ 1,000
Initial conversion rate		15.2688
Initial conversion price (in dollars per share) | $ / shares		$ 65.49
2019 Booking Notes
LONG-TERM DEBT
Interest rate (as a percent)																				1.00%
Aggregate principal amount														$ 500,000,000	¥ 3,400.0	$ 500,000,000
2019 Booking Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares																				$ 81.36
2020 Booking Notes
LONG-TERM DEBT
Interest rate (as a percent)																			1.00%
Aggregate principal amount | $																			$ 250,000,000
Principal amount redeemed for cash				1,800.0				250,000,000
2020 Booking Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares																			$ 104.27
2025 Booking and Hillhouse Notes
LONG-TERM DEBT
Interest rate (as a percent)																		2.00%
Aggregate principal amount | $																		$ 1,000,000,000.0
Principal amount redeemed for cash				6,400.0				1,000,000,000.0
Short-term Debt				159.0		6,525.0
2025 Booking and Hillhouse Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares																		$ 68.46
2022 Booking Notes
LONG-TERM DEBT
Senior notes				0.0		163.0
Interest rate (as a percent)																	1.25%
Aggregate principal amount | $																	$ 25,000,000
Short-term Debt				159.0
2022 Booking Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares																	$ 65.49
Exchangeable Senior Notes [Member]
LONG-TERM DEBT
Senior notes				3,791.0		4,249.0
Interest rate (as a percent)											1.50%
Fair value of long-term debt, based on Level 2 inputs				3,800.0		4,200.0		$ 595,000,000		$ 651,000,000
Aggregate principal amount | $											$ 500,000,000
Exchangeable Senior Notes [Member] | Other Income Expenses [Member]
LONG-TERM DEBT
Changes in fair value of long term debt				¥ 363.0	$ 56,000,000	¥ 1.0	$ 151,000,000
Exchangeable Senior Notes [Member] | ADS
LONG-TERM DEBT
Principal amount denomination for conversion | $									$ 1,000
Initial conversion rate	24.78
Initial conversion price (in dollars per share) | $ / shares											$ 40.36